Schedule of income before income tax (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loss before income tax	$ (4,935,382)	$ (3,588,680)	$ (11,034,219)	$ (9,991,445)
Seamless Group Inc [Member]
Loss before income tax					$ (13,894,305)	$ (15,611,931)
Seamless Group Inc [Member] | MALAYSIA
Loss before income tax					2,042,746	1,606,867
Seamless Group Inc [Member] | INDONESIA
Loss before income tax					(786,490)	1,609,362
Seamless Group Inc [Member] | HONG KONG
Loss before income tax					(15,141,598)	(18,818,064)
Seamless Group Inc [Member] | Others [Member]
Loss before income tax					$ (8,963)	$ (10,096)